Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Total shares in treasury at beginning of year	3,078,470	10,609,980	3,998,982
Total cost	$ 342	$ 915	$ 342
Shares acquired under repurchase program	54,376,181	2,522,589	15,537,868
Average price in $ per share	$ 92.07	$ 113.36	$ 82.36
Amount paid	$ 5,006	$ 286	$ 1,280
Shares delivered	4,241,487	10,054,099	8,926,870
Average price in $ per share	$ 107.75	$ 85.42	$ 79.25
Amount received	$ 39	$ 233	$ 115
Shares retired	17,300,143	0	0
Total shares in treasury at end of year	35,913,021	3,078,470	10,609,980
Total cost	$ 3,238	$ 342	$ 915